Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets

Components of deferred tax assets are as follows:

	December 31, 2018	December 31, 2017
Net deferred tax assets – Non-current:

Expected income tax benefit from NOL carry-forwards	$1,100,710	$911,724
Less valuation allowance	(1,100,710)	(911,724)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
	$	$
Net loss for the year before income taxes	(1,144,696)	(1,389,972)

Expected income tax recovery from net loss	(240,386)	(472,590)
Non-deductible expenses	51,400	190,331
Change in valuation allowance	188,986	282,259
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